FINANCE INCOME AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of finance income and expenses [Abstract]
Schedule of Financing Income
	Year ended December 31,
	2 0 1 9	2 0 1 8	2 0 1 7	2 0 1 9
	NIS	NIS	NIS	US Dollars
Interest Income:
Short-term bank deposits	845	357	30	245
Interest Income of debentures held for trading	4,321	4,603	3,274	1,250
Other	-	27	16	-
Total interest Income	5,166	4,987	3,320	1,495
Other:
Changes in fair value of financial assets at fair values	14,972	(13,697)	7,760	4,332
Gain (loss) from non-tradable financial assets	-	-	5,368	-
Dividends	389	1,498	1,489	113
Income from forward transaction	439	-	-	127
Total financing Income	20,966	(7,212)	17,937	6,067

Schedule of Financing Expenses
	Year ended December 31,
	2 0 1 9	2 0 1 8	2 0 1 7	2 0 1 9
	NIS	NIS	NIS	US Dollars
Other:
Foreign currency differences	2,121	(2,867)	2,708	614
Bank fees	330	499	599	95
Portfolio management fees	500	112	462	145
Other	65	-	-	19
Total financing costs	3,016	(2,256)	3,769	873